Annual Fund Operating Expenses - ProShares Online Retail ETF - None	Sep. 28, 2020
Operating Expenses:
Management Fees	0.58%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.58%